13F-HR

02/13/04

0001103804
$o6ykotk

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian Smith
Title:	Chief Financial Officer
Phone:	203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

    Brian Smith  February 13, 2004

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    69

Form 13F Information Table Value Total: 1,708,888

FORM 13F INFORMATION TABLE
Expr1	NAME OF ISSUER	TITLE OF CLASS	Cusip	VALUEX($1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DISCRETN	OTHER MANAGERS	SOLE
D	Abgenix Inc	COMMON STOCK	00339B107	6792	550000	SH		SOLE		550000
D	Alcatel ADRs	ADRS STOCKS	013904305	5397	420000	SH		SOLE		420000
D	Alexion Pharmaceuticals Inc	COMMON STOCK	015351109	33522	1970700	SH		SOLE		1970700
D	Allergan Inc	COMMON STOCK	018490102	7681	100000	SH		SOLE		100000
D	Alliance Capital Management	COMMON STOCK	01855A101	22744	673900	SH		SOLE		673900
D	Allstate Corp.	COMMON STOCK	020002101	17190	399600	SH		SOLE		399600
D	Applied Materials	Put	38222955	74950	3340000	SH		SOLE		3340000
D	Apollo Group, INC.	COMMON STOCK	037604105	30717	453000	SH		SOLE		453000
D	Ariad Pharmaceuticals, Inc.	COMMON STOCK	04033A100	2708	363600	SH		SOLE		363600
D	Astoria Financial Corp.	COMMON STOCK	046265104	43192	1161100	SH		SOLE		1161100
D	Avant Immunotherapeutics Inc	COMMON STOCK	053491106	529	193200	SH		SOLE		193200
D	Axonyx Inc.	COMMON STOCK	05461R101	402	82600	SH		SOLE		82600
D	Bank One Corp	COMMON STOCK	06423A103	8215	180200	SH		SOLE		180200
D	Biogen Idec inc.	COMMON STOCK	09062X103	76809	2092900	SH		SOLE		2092900
D	Biosite Inc	COMMON STOCK	090945106	4342	150000	SH		SOLE		150000
D	Career Education Corp.	COMMON STOCK	141665109	108916	2706000	SH		SOLE		2706000
D	CDW Computer Centers Inc.	COMMON STOCK	12512N105	26685	462000	SH		SOLE		462000
D	Cephalon Inc	COMMON STOCK	156708109	38999	805600	SH		SOLE		805600
D	Clear Channel Communications	COMMON STOCK	184502102	36920	788400	SH		SOLE		788400
D	Conjuchem Inc.	COMMON STOCK	207349101	2630	500000	SH		SOLE		500000
D	Connetics Corp	COMMON STOCK	208192104	2179	120000	SH		SOLE		120000
D	Countrywide Financial Corp.	COMMON STOCK	222372104	152863	2015333	SH		SOLE		2015333
D	Cubist Pharmaceuticals Inc	COMMON STOCK	229678107	7930	650000	SH		SOLE		650000
D	Cypress Bioscience Inc.	COMMON STOCK	232674507	5759	383200	SH		SOLE		383200
D	Dendreon Corp	COMMON STOCK	24823Q107	112	13900	SH		SOLE		13900
D	Discovery Laboratories Inc	COMMON STOCK	254668106	262	25000	SH		SOLE		25000
D	Dollar General	COMMON STOCK	256669102	74031	3527000	SH		SOLE		3527000
D	Drugstore.com Inc	COMMON STOCK	262241102	630	114100	SH		SOLE		114100
D	Ebay Inc.	COMMON STOCK	278642103	178717	2766100	SH		SOLE		2766100
D	Emisphere Technologies	COMMON STOCK	291345106	7533	1390000	SH		SOLE		1390000
D	Epix Medical Inc.	COMMON STOCK	26881Q101	823	50600	SH		SOLE		50600
D	Everest Re Group	COMMON STOCK	G3223R108	16133	190700	SH		SOLE		190700
D	First Data Corporation	COMMON STOCK	319963104	12906	314100	SH		SOLE		314100
D	Fleetboston Financial Corp.	COMMON STOCK	339030108	35378	810500	SH		SOLE		810500
D	Hasbro Inc	COMMON STOCK	418056107	30170	1417800	SH		SOLE		1417800
D	Hewlett-Packard Co.	COMMON STOCK	428236103	14976	652000	SH		SOLE		652000
D	Human Genome Sciences Inc.	COMMON STOCK	444903108	3975	300000	SH		SOLE		300000
D	Ilex Oncology Inc	COMMON STOCK	451923106	6987	328800	SH		SOLE		328800
D	Inspire Phamaceuticals Inc	COMMON STOCK	457733103	283	20000	SH		SOLE		20000
D	Intel Corp	COMMON STOCK	458140100	22338	697000	SH		SOLE		697000
D	Interactivecorp	COMMON STOCK	45840Q101	31419	926000	SH		SOLE		926000
D	Intermune Inc.	COMMON STOCK	45884X103	26807	1157500	SH		SOLE		1157500
D	IVAX Corp	COMMON STOCK	465823102	238	10000	SH		SOLE		10000
D	Keryx Biopharmaceuticals	COMMON STOCK	492515101	255	55000	SH		SOLE		55000
D	Knight - Ridder Inc	COMMON STOCK	499040103	19651	254000	SH		SOLE		254000
D	Kookmin Bank Spon ADR	ADRS STOCKS	50049M109	1468	38800	SH		SOLE		38800
D	Lamar Advertising Co.	COMMON STOCK	512815101	28885	774000	SH		SOLE		774000
D	Medimmune Inc.	COMMON STOCK	584699102	36166	1425000	SH		SOLE		1425000
D	MI Developments Inc - Cl A	COMMON STOCK	55304X104	23240	832400	SH		SOLE		832400
D	Millennium Pharmaceuticals	COMMON STOCK	599902103	43818	2349500	SH		SOLE		2349500
D	M-Systems Flash Disk Pioneer	ADRS STOCKS	M7061C100	10022	581000	SH		SOLE		581000
D	Neurochem Inc.	ADRS STOCKS	64125K101	41265	1750000	SH		SOLE		1750000
D	Nexmed Inc	COMMON STOCK	652903105	4847	1215000	SH		SOLE		1215000
D	Novellus Systems Inc	Put	670008951	34481	820000	SH		SOLE		820000
D	PalmOne Inc.	COMMON STOCK	69713P107	598	50899	SH		SOLE		50899
D	PalmSource Inc.	COMMON STOCK	697154102	343	15768	SH		SOLE		15768
D	Prometic Life Sciences Inc	COMMON STOCK	74342Q104	1939	1005000	SH		SOLE		1005000
D	Redback Networks 5% 4/1/07	CONV PREFERRED	757209AB7	751	3251200	SH		SOLE		3251200
D	Regal Entertainment Group	COMMON STOCK	758766109	61084	2976810	SH		SOLE		2976810
D	Regeneration Technologies	COMMON STOCK	75886N100	1205	110000	SH		SOLE		110000
D	Seattle Genetics Inc.	COMMON STOCK	812578102	3976	463478	SH		SOLE		463478
D	Semiconductor HLDRS TR	PUT	816636953	107874	2600000	SH		SOLE		2600000
D	Sonus Pharmaceuticals Inc	COMMON STOCK	835692104	638	125600	SH		SOLE		125600
D	Target Corp.	COMMON STOCK	87612E106	22471	585200	SH		SOLE		585200
D	Viacom Inc.- Cl B	COMMON STOCK	925524308	15532	350000	SH		SOLE		350000
D	Vion Pharmaceuticals Inc.	COMMON STOCK	927624106	79	50000	SH		SOLE		50000
D	Vodafone Airtouch PLC - ADR	ADRS STOCKS	92857W100	1627	65000	SH		SOLE		65000
D	W.P. Stewart & Co. Ltd.	COMMON STOCK	G84922106	22365	1038800	SH		SOLE		1038800
D	Willis Group Holdings Ltd.	COMMON STOCK	G96655108	42519	1248000	SH		SOLE		1248000




S REPORT SUMMARY 69 DATA RECORDS 1,708,888
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.